Note 11 - Capital Leased Assets and Capital Lease Obligations (Details Textual) - USD ($) $ in Thousands				4 Months Ended	12 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Jun. 06, 2016	Apr. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Additions To Capital Leased Assets					$ 452,564
Amortization of Leased Asset					13,207	$ 9,942	$ 7,581
Sale Leaseback Transaction, Accumulated Depreciation					36,899	23,692
Finance Leased Assets, Net					415,665	384,872
Capital Leases, Future Minimum Payments, Net Minimum Payments					376,411
Capital Leases, Income Statement, Interest Expense					$ 21,999	$ 18,915	$ 17,131
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term				10 years
Vessel's sale and leaseback price				$ 85,572
Sale Leaseback Transactions Regarding the Vessel MSC Athos [Member]
Sale Leaseback Transaction, Term			7 years
Sale Leaseback Transactions Regarding the Vessel Leonidio [Member]
Sale Leaseback Transaction, Term	7 years
Sale Leaseback Transactions Regarding the Vessel MSC Athens [Member]
Sale Leaseback Transaction, Term		7 years